Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments-fair values and risk management
Schedule of information regarding the credit risk exposure of trade receivables and contract assets

As of December 31, 2021
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	13,968	3,999	1,013	2,056	6,900
Europe	11,486	10,771	351	259	105
Latin America	683	531	23	72	57
North America	3,787	2,562	79	203	943
Asia Pacific	130	115	9	6	(1)
Total	30,054	17,978	1,475	2,596	8,004
Expected credit loss rate	19%	0.9%	7.7%	11.7%	64.1%
Expected credit loss	5,717	167	114	304	5,132

As of December 31, 2020
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	10,515	3,338	486	385	6,306
Europe	20,017	19,193	706	113	5
Latin America	387	313	24	13	37
North America	2,870	1,205	994	262	409
Asia Pacific	178	136	18	24	—
Total	33,967	24,185	2,228	797	6,757
Expected credit loss rate	14.0%	1.6%	3.1%	7.7%	63.0%
Expected credit loss	4,768	382	70	61	4,255

Schedule of development of impairment losses relating to trade and other receivables

in EUR k	2021	2020
As of January 1	4,768	2,355
Provision for expected credit losses	956	3,879
Derecognition of trade receivables	(7)	(1,466)
As of December 31	5,717	4,768

Schedule of residual contractual terms of financial liabilities, including estimated interest payments

		Contractually agreed cash flows
						More
Dec 31, 2021	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,310	3,310	3,310	—	—	—
Secured bank loans	505	505	105	400	—	—
Lease liabilities	18,997	22,050	716	3,403	9,038	8,893
Trade payables	11,252	11,252	11,252	—	—	—
	34,064	37,117	15,383	3,803	9,038	8,893

		Contractually agreed cash flows
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Dec 31, 2020	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	1,538	1,538	1,538	—	—	—
Secured bank loans	968	997	5	584	408	—
Other bank loans	387	394	—	394	—	—
Lease liabilities	21,205	24,897	716	3,580	9,861	10,740
Trade payables	31,736	31,525	31,011	514	—	—
	55,834	59,351	33,270	5,072	10,269	10,740

Schedule of reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2021	Cash flows	Additions	maturity and FX	Dec 31, 2021
Non-current financial liabilities	18,078	(401)	865	(2,954)	15,588
Non-current portion of secured bank loans	401	(401)	—	—	—
Non-current lease liabilities	17,677	—	865	(2,954)	15,588
Current financial liabilities	6,020	(2,802)	1,438	2,567	7,223
Current portion of secured bank loans	567	(62)	—	—	505
Bank loans	387	—	—	(387)	—
Bank overdrafts	1,538	1,505	267	—	3,310
Current lease liabilities	3,528	(4,245)	1,171	2,954	3,408
Total	24,098	(3,203)	2,303	(387)	22,811

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2020	Cash flows	Additions	maturity	Dec 31, 2020
Non-current financial liabilities	19,647	(1,993)	2,029	(1,605)	18,078
Non-current portion of secured bank loans	968	—	—	(567)	401
Municipal loans	610	(610)	—	—	—
Non-current lease liabilities	18,069	(1,383)	2,029	(1,038)	17,677
Current financial liabilities	7,323	(5,520)	2,663	1,554	6,020
Current portion of secured bank loans	802	(865)	63	567	567
Bank loans	—	438	—	(51)	387
Bank overdrafts	2,636	(1,208)	110	—	1,538
Municipal loans	250	(250)	—	—	—
Current lease liabilities	3,635	(3,635)	2,490	1,038	3,528
Total	26,970	(7,513)	4,692	(51)	24,098

Schedule of net foreign currency exposure

	Dec 31, 2021
in EUR k	USD	INR	AED
Trade receivables	2,604	8	—
Trade payables and other liabilities	(2,394)	(4)	—
Net exposure	210	4	—

	Dec 31, 2020
in EUR k	USD	INR	AED
Trade receivables	1,224	18	—
Trade payables and other liabilities	(3,631)	(55)	(17)
Net exposure	(2,407)	(37)	(17)